Exhibit 99.1

Statement to Certificate Holders

To the holders of Bond Trust Products Trust A Pass-Through Certificates (Cusip: 09788EAA6) (the “Certificateholders”):

        Reference is made to that certain Trust Agreement, dated as of May 31, 2005, among Bond Trust Products, The Bank of New York Trust Company, N.A., The Bank of New York and Incapital Holdings LLC, creating the Bond Trust Products Trust A. Capitalized terms used but not specifically defined herein will retain the meanings ascribed to them in the Trust Agreement.

        As of the Distribution Date occurring on June 16, 2008, the Trustee hereby provides the following information with respect to the Underlying Notes:

Issuer	Cusip	Principal	Coupon	Period-days	Maturity Date
Bank of America	06050WBK0	$497,000.00	4.1000%	180	June 15, 2010
CIT	12557WKX8	$497,000.00	4.3000%	180	June 15, 2010
Daimler Chrysler	2338E8XU8	$497,000.00	5.3000%	180	June 15, 2010
General Electric	36966RXP6	$497,000.00	4.0500%	180	June 15, 2010
HSBC	40429XCY0	$500,000.00	4.3500%	180	June 15, 2010
M&I	57183MFJ4	$497,000.00	4.1500%	180	June 15, 2010
Merrill Lynch	5901M0GQ6	$497,000.00	4.2000%	180	June 15, 2010
Nat Rural CFC	63743FCA2	$497,000.00	4.2500%	180	June 15, 2010
Protective Life	74367CCT0	$497,000.00	4.1500%	180	June 15, 2010
Prudential	74432AHU7	$497,000.00	4.2500%	180	June 15, 2010

        Pursuant to Section 4.02 of the Trust Agreement, the Trustee hereby also provides notice of the following with respect to the Distribution Date.

(i) The amount of distributions to Certificateholders on the Distribution Date allocable to the principal or interest portion of Available Funds, or the amount of premiums, if any, payable to Certificateholders on a Special Distribution Date resulting from the optional redemption of Underlying Notes, is at set forth below:

Total Amount payable to Certificateholders	Distribution Amount Allocable to Interest	Distribution Amount Allocable to Principal	Premium Amount Payable as a result of Optional Redemption
$102,494.13	$102,494.13	$0.00	$0.00

(ii) At the close of business on the Distribution Date, the aggregate Certificate Principal Balance was $4,973,000.00.

(iii) The amount received by the Trustee on the related Underlying Notes for the applicable Underlying Note Accrual Period was $107,168.75.

(iv) The aggregate principal amount of the Underlying Notes as of the Distribution Date was $4,973,000.00. The weighted average interest rate per annum to the Underlying Notes for the next succeeding Underlying Notes Accrual Period, assuming no optional redemption of any Underlying Notes, is 4.3100%.

Cc: Bond Trust Products LLC

The Bank of New York Trust Company, N.A. as Trustee

June 17, 2008

By: /s/ Christie Leppert Name: Christie Leppert Title: Assistant Vice President

The Bank of New York Trust Company, N.A.